SCHEDULE OF DUE FROM RELATED PARTIES (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Linsun [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 87,430	$ 77,964
Dogness Network Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties		7,340
Dogness Technology [Member]
Related Party Transaction [Line Items]
Due from related parties		20,099
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 87,430	$ 105,403